Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Voya International Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya International Core Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The Fund may invest in countries with emerging securities markets. The Fund’s emerging markets exposure will generally not be greater than 10% above the emerging markets exposure of the MSCI All Country World Ex-U.S. Index. Emerging markets will be defined as countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in depositary receipts of foreign issuers. The Fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts.

The Fund may use derivatives, including futures, options, swaps, and forward contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. The Sub-Adviser seeks to invest in companies with underappreciated assets, improving and/or sustainable return on capital, and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as the Sub-Adviser’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country, and sector weightings being secondary factors.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class I (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st 2012, 12.62% and Worst quarter: 3rd 2015, -7.45%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Voya International Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.96%
1 Yr	rr_ExpenseExampleYear01	$ 98
3 Yrs	rr_ExpenseExampleYear03	310
5 Yrs	rr_ExpenseExampleYear05	540
10 Yrs	rr_ExpenseExampleYear10	1,200
1 Yr	rr_ExpenseExampleNoRedemptionYear01	98
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	310
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	540
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,200
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012	18.44%
2013	rr_AnnualReturn2013	18.96%
2014	rr_AnnualReturn2014	(4.29%)
2015	rr_AnnualReturn2015	1.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.45%)
1 Yr	rr_AverageAnnualReturnYear01	1.59%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 2011	[4]
Voya International Core Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.96%
1 Yr	rr_ExpenseExampleYear01	$ 98
3 Yrs	rr_ExpenseExampleYear03	338
5 Yrs	rr_ExpenseExampleYear05	597
10 Yrs	rr_ExpenseExampleYear10	1,338
1 Yr	rr_ExpenseExampleNoRedemptionYear01	98
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	338
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	597
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,338
1 Yr	rr_AverageAnnualReturnYear01	1.68%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2012	[4]
Voya International Core Fund | After tax on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.04%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[4]
Voya International Core Fund | After tax on distributions with sale | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.51%	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%	[4]
Voya International Core Fund | MSCI EAFE® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.81%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05		[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10		[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%	[4],[5]
Voya International Core Fund | MSCI EAFE® Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.81%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05		[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10		[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%	[4],[5]
Voya International Core Fund | MSCI ACW Index℠ Ex-U.S. | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.66%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05		[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10		[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%	[4],[5]
Voya International Core Fund | MSCI ACW Index℠ Ex-U.S. | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.66%)	[4],[5]
5 Yrs	rr_AverageAnnualReturnYear05		[4],[5]
10 Yrs	rr_AverageAnnualReturnYear10		[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[4],[5]

[1]	The portion of the management fee attributable to the advisory services is 0.80% and the portion of the management fee attributable to the administrative services is 0.05%.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.95% and 0.95% for Class I shares and Class W shares, respectively, through March 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
[4]	Effective November 25, 2013 Wellington Management Company LLP became the sole sub-adviser for the Fund. Prior to November 25, 2013, the Fund was sub-advised by Wellington Management Company LLP and Thornburg Investment Management, Inc.
[5]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.